CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 318	$ 483
Restricted cash	184	232
Marketable securities, net	333	24
Accounts receivables, net	917	720
Amount due from related party	293	185
Other current assets	309	323
Total current assets	2,354	1,967
Non-current assets
Investment in associated companies	509	721
Newbuildings	1,882	2,531
Drilling units	12,894	11,223
Goodwill	1,320	1,320
Restricted cash	218	250
Deferred tax assets	13	33
Equipment	40	25
Other non-current assets	402	234
Total non-current assets	17,278	16,337
Total assets	19,632	18,304
Current liabilities
Current portion of long-term debt	2,066	1,419
Trade accounts payable	72	38
Short-term deferred tax liability	6	10
Short-term debt to related party	131	19
Other current liabilities	1,338	1,285
Total current liabilities	3,613	2,771
Non-current liabilities
Long-term interest bearing debt	8,695	8,574
Long-term debt due to related parties	935	435
Deferred taxes	77	34
Other non-current liabilities	288	188
Total non-current liabilities	9,995	9,231
Commitments and contingencies (see note 32)
Equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 469,178,074 outstanding at December 31, 2012 (December, 31 2011: 467,772,174)	938	935
Additional paid in capital	2,332	2,097
Contributed surplus	1,956	1,956
Accumulated other comprehensive income/(loss)	194	(5)
Accumulated earnings	83	994
Non-controlling interest	521	325
Total equity	6,024	6,302
Total liabilities and equity	$ 19,632	$ 18,304